Premises and Equipment - Summary of Premises and Equipment (Parenthetical) (Detail) - CAD ($) $ in Millions	Oct. 31, 2024	Oct. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Total contractual commitments to purchase premises and equipment	$ 137	$ 120
Subject to operating leases and carried at cost less accumulated amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Investment properties	186	0
Fair value, determined by a combination of internal investment professionals and external independent property appraisers with the relevant professional qualifications and experience	$ 188	$ 0